Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 3 - Inventory

The Company’s total inventories were as follows:

	June 30,	December 31,
	2015	2014
	(unaudited)
Raw materials	$329,787	$232,611
Work in process	235,991	110,466
Finished goods	491,172	224,600
Total inventories	$1,056,950	$567,677

As of December 31, 2014 and 2013, the Company's total inventories were $567,677 and $268,191, respectively.

December 31,	2014	2013
Raw materials	$232,611	$76,165
Work in process	110,466	47,106
Finished goods	224,600	144,920
Total inventories	$567,677	$268,191